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    As filed with the Securities and Exchange Commission on November 18, 2002

                                                      Registration No. 333-62662

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]
         Pre-Effective Amendment No. ____                                 [ ]
         Post-Effective Amendment No. 4                                   [X]
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]
         Amendment No. 6                                                  [X]
                                 ---------------
                         The American Separate Account 5
                           (Exact name of Registrant)

                 The American Life Insurance Company of New York
                               (Name of Depositor)
                                 ---------------
                          435 Hudson Street, 2nd Floor
                            New York, New York 10014
              (Address of Depositor's Principal Executive Offices)
                                 (800) 853-1969
               (Depositor's Telephone Number including Area Code)

                                 ---------------

Name and Address of Agent for Service:           Copy to:

Craig A. Hawley, Esq.                            Michael Berenson, Esq.
Inviva, Inc.                                     Christopher D. Menconi, Esq.
300 Distillery Commons, Suite 300                Morgan, Lewis & Bockius LLP
Louisville, KY  40206                            1111 Pennsylvania Avenue,  N.W.
                                                 Washington, DC 20004

                                 ---------------

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the post-effective amendment to the Registration Statement.

It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 6, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Flexible Premium Deferred Annuity
Contracts

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                                EXPLANATORY NOTE

--------------------------------------------------------------------------------

The sole purpose of this post-effective amendment is to designate a new effective date for post-effective amendment no. 3, which was filed with the Securities and Exchange Commission on September 19, 2002 and was to become effective at 5:30 p.m. on November 18, 2002. In accordance with paragraph
(b)(iii) of Rule 485 under the Securities Act of 1933, the American Life Insurance Company of New York, on behalf of The American Separate Account 5, hereby designates December 6, 2002 as the new effective date for post-effective amendment no. 3.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York, the State of New York, on the 18th day of November 2002.

                                    THE AMERICAN SEPARATE ACCOUNT 5
                                    (Registrant)

                                    THE AMERICAN LIFE INSURANCE COMPANY OF
                                    NEW YORK
                                    (Depositor)

                                    By:    /s/ David Smilow
                                           -----------------------------
                                           Name:  David Smilow
                                           Title: Co-Chairman of the Board
                                                  Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities indicated.

Signature                      Title                          Date
---------------------------    ----------------------------   -----------------

/s/ David Smilow               Co-Chairman of the Board and   November 18, 2002
---------------------------     Chief Executive Officer
Name: David Smilow

/s/ Tracey Hecht               Co-Chairman of the Board       November 18, 2002
--------------------------
Name: Tracey Hecht

/s/ Peter Bach                 Director                       November 18, 2002
--------------------------
Name: Peter Bach

/s/ Robert Jefferson           Director                       November 18, 2002
--------------------------
Name: Robert Jefferson

/s/ Tim Ward                   Director                       November 18, 2002
--------------------------
Name: Tim Ward

/s/ Philip Galanes             Director                       November 18, 2002
--------------------------
Name: Philip Galanes

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/s/ Laurence Greenberg         Director                       November 18, 2002
--------------------------
Name: Laurence Greenberg

/s/ Dean Kehler                Director                       November 18, 2002
--------------------------
Name: Dean Kehler

/s/ Thomas Leaton              Director                       November 18, 2002
--------------------------
Name: Thomas Leaton

/s/ Mark Singleton             Chief Financial Officer        November 18, 2002
--------------------------
Name: Mark Singleton